Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Owned at Fair Value [Abstract]
Financial Instruments [Text Block]

13.	Financial Instruments:

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, accounts receivable trade, net and due from related parties. The principal financial liabilities of the Company consist of long-term debt, trade accounts payable, accrued expenses, accrued interest and financial instruments.

(a)	Significant Risks and Uncertainties, including Business and Credit Concentration

As of December 31, 2011, the Company operates a total fleet of 20 vessels, consisting of 10 Handysize vessels, 4 Capesize vessels, 3 Panamax vessels, 1 Handymax vessel and 2 Supramax vessels. Of these 20 vessels, the Company acquired 3 on August 28, 2008, 1 on September 11, 2008, 2 on September 25, 2008, 5 on August 12, 2009, when it completed the acquisition of a 50% controlling ownership interest in BET, and the remaining 9 on May 28, 2010, when it completed the acquisition of a 51% ownership interest in MCS.

Pursuant to addendum dated July 24, 2009 to the individual charter party agreement dated May 26, 2008 between SAMC and Martinique Intl. Corp. (vessel Bremen Max), SAMC agreed to extend the existing charter party for the Bremen Max. Pursuant to the terms of the addendum, the vessel was chartered for a period of between 11-13 months, at the charterer's option. The charter commenced on July 27, 2009. The daily gross charter rate paid by SAMC was $15.5. The charter rate was subject to a commission of 1.25% payable to Safbulk Pty as commercial broker and 2.5% to SAMC as charterer. SAMC sub-chartered the vessel in the market and took the risk that the rate it received was lower than the period rate it was paying Seanergy. Following the completion of its dry-docking on November 30, 2010, the Bremen Max was chartered with Cargill International S.A. at a gross daily rate of $10 if traveled via the Suez Canal, or, if traveled via the Cape of Good Hope, at a daily gross charter rate of $10 for the first 55 days followed by the time charter average of the Baltic Panamax Index for the remaining duration of the time charter. Pursuant to the charter party agreement dated February 18, 2011 the Bremen Max was chartered with Glencore Grain BV (Rotterdam) for a period of 11-13 months at a gross daily rate of $20. The rate includes a 1.25% brokerage commission payable to each of Safbulk Pty and Arrow Chartering (UK) and an address commission of 3.75%. The time charter commenced on February 23, 2011.

Pursuant to the charter party agreement dated August 24, 2010, the Hamburg Max is chartered for a period of 23-25 months with Mansel LTD (Vitol Holding SARL) at a daily gross charter rate of a base rate of $21.5 and a ceiling of $25.5, with a 50% profit sharing arrangement applying to any amount in excess of the ceiling. The spread between base and ceiling will accrue 100% to Seanergy. The calculation of the rate is based on the time charter average of the Baltic Panamax Index (BPI). The rate includes a 1.25% brokerage commission payable to each of Safbulk Pty and Arrow Chartering (UK) and an address commission of 3.75%. The time charter commenced on August 31, 2010.

Pursuant to charter party agreements dated July 14, 2009, the African Oryx and the African Zebra were chartered with MUR Shipping BV ("MUR") for a period of 22 to 25 months at gross daily base charter rates of $7 and $7.5, respectively. Seanergy was entitled to receive a 50% adjusted profit share calculated on the adjusted time charter average of the Baltic Supramax Index. Pursuant to charter party agreements dated May 26, 2011, Seanergy has entered into agreements with MUR to extend the time charter contracts for the African Oryx and the African Zebra for a further 22 to 25 months in direct continuation from the end of the minimum period of the previous charter parties of the two vessels at gross daily base charter rates of $7 and $7.5 respectively. The rate includes a 1.25% brokerage commission payable to Safbulk Pty. Seanergy is entitled to receive a 50% adjusted profit share calculated on the adjusted time charter average of the Baltic Supramax Index. The African Zebra was sold on February 9, 2012 (see Note 25(f)).

Following the expiration of her charter party agreement in September 2009, the Delos Ranger was chartered in the spot market until January 14, 2010.  On January 16, 2010, pursuant to a charter party agreement dated November 20, 2009, the vessel commenced employment for a period of 11-13 months with Bunge S.A. at a daily charter rate of $20, subject to a brokerage commission of 1.25% payable to each of Arrow and Safbulk Pty. and a charterer commission of 3.75%. Pursuant to the charter party agreement dated January 5, 2011, the Delos Ranger was chartered with Oldendorff Carriers GmbH & Co for a time charter trip up to February 25, 2011 at a gross daily rate of $8. Pursuant to the charter party agreement dated February 25, 2011, the Delos Ranger was chartered with Oldendorff Carriers GmbH & Co for a time charter trip up to April 16, 2011 at a gross daily rate of $20. The rate included a 1.25% brokerage commission payable to each of Arrow and Safbulk Pty and an address commission of 3.75%. The time charter commenced on March 12, 2011. Pursuant to the charter party agreement dated April 8, 2011 the Delos Ranger was chartered with Mansel LTD (Vitol Holding SARL) for a time charter trip at a gross daily rate of $17. The rate included a 1.25% brokerage commission payable to each of Arrow and Safbulk Pty and an address commission of 3.75%. The time charter commenced on April 16, 2011. Pursuant to the charter party agreement dated September 9, 2011, the Delos Ranger was chartered with Americas Bulk Transport (BVI) Ltd. for a time charter trip at a gross daily rate of $15. The rate includes a 1.25% brokerage commission payable to each of SSY New York and Safbulk Pty and an address commission of 3.75%. The time charter commenced on September 14, 2011 at a gross daily rate of $15. Pursuant to the charter party agreement dated November 21, 2011, the Delos Ranger was chartered with Americas Bulk Transport (BVI) Ltd. for a time charter trip up to February 19, 2012 at a gross daily rate of $16. The time charter commenced on November 30, 2011.

Following the expiration of her charter party agreement in November 2009, the Davakis G. was chartered for a period of 11 to 13 months with Sangamon Transportation Group (Louis Dreyfus) at a daily charter rate of $21, subject to a brokerage commission of 1.25% payable to each of SSY NY and Safbulk Pty, and an address commission of 3.75%. Following the expiration of her charter party agreement in December 2010, the Davakis G. was chartered for a time charter trip, which commenced on December 6, 2010, with Grieg Star Shipping A/S at a daily gross charter rate of $10, subject to a brokerage commission of 1.25% payable to each of Afea Shipbrokers and Safbulk Pty, and an address commission of 3.75%. Pursuant to the charter party agreement dated February 16, 2011, the Davakis G. was chartered with U-Sea Bulk A/S for a time charter trip at a gross daily rate of $23.5. The rate included a 1.25% brokerage commission payable to Safbulk Pty and an address commission of 3.75%. The time charter commenced on February 22, 2011. Pursuant to the charter party agreement dated April 7, 2011, the Davakis G. was chartered with MUR Shipping BV for a time charter trip at a gross daily rate of $29.3. The rate included a 1.25% brokerage commission payable to Safbulk Pty and an address commission of 3.75%. The time charter commenced on April 16, 2011. Pursuant to the charter party agreement dated May 26, 2011, the Davakis G. was chartered with Norden for a time charter trip at a gross daily rate of $23. The rate included a 1.25% brokerage commission payable to each of Arrow and Safbulk Pty and an address commission of 3.75%. The time charter commenced on June 5, 2011. Pursuant to the charter party agreement dated July 11, 2011 the Davakis G was chartered for a period of 12 to 18 months with Bunge S.A. Geneva, at a gross daily rate of $14.5. The rate includes a 1.25% brokerage commission payable to each of Safbulk Pty and Arrow and an address commission of 3.75%.

Pursuant to charter party agreements dated July 7, 2009, each of the BET Commander, the BET Prince, the BET Fighter, BET Scouter and the BET Intruder were chartered to SAMC at daily charter rates of $24, $25, $25, $26 and $15.5, respectively, for charters expiring in December 2011, January 2012, September 2011, October 2011 and September 2011, respectively, assuming latest redelivery. For 2009, all charter rates for the BET fleet were subject to a commission of 3.75% to SAMC as charterer and 1.25% to Safbulk Maritime as a commercial broker. For 2010 and 2011, all charter rates for the BET fleet were subject to a commission of 3.75% to SAMC as charterer. SAMC sub-charters these vessels in the market and takes the risk that the rate it receives is lower than the period rate it is paying BET.

Pursuant to the charter party agreement dated October 12, 2011, the BET Commander was chartered to Vitol on a voyage charter basis, for a voyage from South Africa to China. Employment under the agreement was completed in December 2011, and was subject to an address commission of 3.75% and a 1.25% payable to each of Arrow and Safbulk Pty. Pursuant to the charter party agreement dated December 7, 2011 the BET Commander was chartered to Fairwind Chartering on a voyage charter basis, for a voyage from Australia to China. Employment under the agreement was completed in January 2012, and was subject to an address commission of 3.75% and a 1.25% commission payable to each of Ifchor and Safbulk Pty.

Pursuant to charter party agreements dated June 16, 2011, each of the BET Fighter and BET Scouter were chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index. Seanergy has a right to convert this to a fixed daily rate throughout the life of the contract, subject to the charterer's mutual consent. Both charters commenced in June 2011 and are subject to an address commission of 3.75% and a 1.25% payable to Safbulk Pty.

Pursuant to a charter party agreement dated October 7, 2011, the BET Prince was chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index. Seanergy has a right to convert this to a fixed daily rate throughout the life of the contract, subject to the charterer's mutual consent. The charter commenced in November 2011 and is subject to an address commission of 3.75% and a 1.25% payable to Safbulk Pty.

Pursuant to charter party agreement dated June 16, 2011, the BET Intruder was chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate of $12.3. The charter rate for the BET Intruder is subject to an address commission of 3.75% and a 1.25% commission payable to Safbulk Pty. The charter commenced on September 16, 2011.

Pursuant to charter party agreements dated May 24, 2007, each of the Fiesta, the Pacific Fighter, the Pacific Fantasy and the Clipper Freeway were chartered to Oldendorff Carriers GmbH & Co on a bareboat basis, for a period of about 68-72 months at gross daily rates as per average time charter routes of the Baltic Handysize Index multiplied by 100.63% and reduced by fixed daily operating costs, as specified in the respective charter agreements, for charters expiring in November 2013, November 2013, January 2014 and February 2014, respectively, assuming latest redelivery. The charter party agreements for each of Fiesta, Pacific Fighter, and Pacific Fantasy were novated from their previous owners to each of the respective MCS shipowning subsidiaries on August 16, 2007 and the charter party agreement for the Clipper Freeway was novated from her previous owner to the respective MCS shipowning subsidiary on October 3, 2007. All four bareboat charters commenced within the period from October 26, 2007 to January 19, 2008.

Pursuant to the charter party agreement dated September 14, 2010 the African Glory is chartered for a minimum period of 24 months with MUR shipping B.V. at a gross daily base rate of $7 and a ceiling of $12, with a profit sharing arrangement of 75% for owners and 25% for charterers to apply to any amount between the base and the ceiling and for any amount in excess of the ceiling the profit sharing arrangement will be 50% for owners and 50% for charterers. The calculation of the rate is based on the adjusted time charter average of the Baltic Supramax Index (BSI). The rate includes a 1.25% brokerage commission payable to Safbulk Pty. The time charter commenced on November 11, 2010.

Pursuant to the charter party agreement dated September 14, 2010 the African Joy was chartered for a period of 11 to 13 months with MUR shipping B.V. at a gross daily rate of $14. The charterer had the option to extend the charter for another 11 to 13 months at the same rate. The rate includes a 1.25% brokerage commission payable to Safbulk Pty. The vessel commenced her charter on October 30, 2010. Pursuant to the charter party agreement dated October 6, 2011 the African Joy was chartered for a period of 4 to 6 months with MUR shipping B.V. at a gross daily rate of $10. The charter agreement is subject to a 1.25% brokerage commission payable to Safbulk Pty. The time charter commenced on September 30, 2011.

Pursuant to the charter party agreement dated September 14, 2010, the Asian Grace is chartered for a minimum period of 24 months with MUR shipping B.V. at a gross daily base rate of $7 and a ceiling of $11, with a profit sharing arrangement of 75% for owners and 25% for charterers to apply to any amount between the base and the ceiling and for any amount in excess of the ceiling the profit sharing arrangement will be 50% for owners and 50% for charterers. The calculation of the rate is based on the adjusted time charter average of the Baltic Supramax Index (BSI). The rate includes a 1.25% brokerage commission payable to Safbulk Pty. The time charter commenced on September 15, 2010.

Pursuant to charter party agreements dated April 7, 2008, each of the Clipper Glory and Clipper Grace are chartered for periods of 47-49 months to CF Bulk Carriers Ltd. at gross daily rates of $25. The rates are subject to a commission of 1.00% payable to Arrow Asia Shipbrokers Ltd. as commercial broker and 4.00% to CF Bulk Carriers Ltd. as charterer. The time charters commenced on July 24, 2008.

The Company cannot predict whether its charterers will, upon the expiration of their charters, re-charter the Company's vessels on favorable terms or at all. This decision is likely to depend upon prevailing charter rates in the months prior to charter expiration. If the Company's charterers decide not to re-charter its vessels, the Company may not be able to re-charter them on similar terms. In the future, the Company may employ vessels in the spot market, which is subject to greater rate fluctuation than the time charter market. If the Company receives lower charter rates under replacement charters or are unable to re-charter all of its vessels, the Company's net revenue will decrease.

(b)	Interest Rate Risk

The Company's interest rates and long-term loan repayment terms are described in Note 12.

Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2011 and 2010.  The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	2011		2010
	Carrying value	Fair value	Carrying value	Fair value
Financial assets:

Cash and cash equivalents	17,734	17,734	53,787	53,787
Restricted cash	19,560	19,560	10,385	10,385
Accounts receivable trade, net	1,764	1,764	999	999
Due from related parties	405	405	-	-

Financial liabilities:

Long-term debt	346,403	346,403	399,548	399,548
Trade accounts and other payables	2,595	2,595	2,340	2,340
Due to related parties	1,097	1,097	4,025	4,025
Accrued expenses	2,428	2,428	3,491	3,491
Accrued interest	1,936	1,936	1,009	1,009
Financial instruments - current liabilities	4,092	4,092	5,787	5,787
Financial instruments - net of current portion	270	270	2,777	2,777

The carrying amounts shown in the table are included in the consolidated balance sheets under the indicated captions.

The fair values of the financial instruments shown in the above table as of December 31, 2011 and 2010 represent management's best estimate of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

a.
Cash and cash equivalents, restricted cash, accounts receivable trade, net, due from related parties, trade accounts and other payables, due to related parties, accrued expenses, and accrued interest: The carrying amounts approximate fair value because of the short maturity of these instruments. Restricted cash includes bank deposits that are required under the Company's borrowing arrangements which are used to fund the loan installments coming due under the loan agreements. The funds can only be used for the purposes of loan repayment.

b.	Long-term debt: The carrying value approximates the fair market value as the long-term debt bears interest at floating interest rate.

c.
As of December 31, 2011 and 2010, the Company had outstanding four and six interest rate swap agreements, respectively maturing from September 2012 through June 2013. These contracts do not qualify for hedge accounting and as such changes in their fair values are reported to earnings. The fair value of these agreements equates to the amount that would be paid by the Company to transfer the remaining rights and obligations under these contracts to a market participant of comparable credit standing taking into account relevant market factors.

The Company's interest rate swaps have the following characteristics:

(i) From September 28, 2007 for a period of five years through September 28, 2012, for a total notional principal amount of $30,000. Under the provisions of the agreement the Company pays a fixed rate of 4.84% and receives the six month USD LIBOR semiannually, (ii) From January 25, 2008 for a period of five years through January 25, 2013, for a total notional principal amount of $50,000. Under the provisions of the agreement the Company pays a fixed rate of 3.13% and receives the six month USD LIBOR semiannually, (iii) From October 26, 2007 for a period of five years through October 24, 2012, for a total notional principal amount of $24,927. Under the provisions of the agreement the Company pays a fixed rate of 4.80% and receives the three month USD LIBOR quarterly, and (iv) From June 10, 2008 for a period of five years through June 10, 2013, for a total notional principal amount of $25,775. Under the provisions of the agreement the Company pays a fixed rate of 3.96% and receives the three month USD LIBOR quarterly. The Company had an interest rate swap expire on January 18, 2011. The total notional principal amount of that interest rate swap was $24,927, and under the provisions of the agreement the Company paid a fixed rate of 3.2925% and received the three month USD LIBOR quarterly. The Company had an interest rate swap expire on March 10, 2011. The total notional principal amount of that interest rate swap was $50,000, and under the provisions of the agreement the Company paid a fixed rate of 2.96% on a semiannual basis and received the three month USD LIBOR quarterly.

(c)	Fair Value Hierarchy

The Company adopted FASB guidance on January 1, 2008, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. This statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurement involving significant unobservable inputs (Level 3 measurement) The three levels of the fair value hierarchy are as follows:

Level 1:  Quoted market prices in active markets for identical assets or liabilities;
Level 2:  Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3:  Unobservable inputs that are not corroborated by market data.

The Company's financial and nonfinancial items measured at fair value on a recurring basis at December 31, 2011 were:

	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Current liabilities	-	(4,092)	-	(4,092)
Interest Rate Swap - Net of current portion	-	(270)	-	(270)
	-	(4,362)	-	(4,362)

The Company's financial and nonfinancial items measured at fair value on a recurring basis at December 31, 2010 were:

	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Current liabilities	-	(5,787)	-	(5,787)
Interest Rate Swap - Net of current portion	-	(2,777)	-	(2,777)
	-	(8,564)	-	(8,564)

The effect of financial instruments on the consolidated statement of income for the years ended December 31:

Derivatives not designated as hedging instruments	Location of loss recognized	Amount of loss
		2011	2010	2009
Interest rate swaps	Loss on financial instruments	(641)	(4,164)	(1,575)

The Company's nonfinancial items measured at fair value on a non-recurring basis were:

	Level 1	Level 2	Level 3	Total
Vessels, net	-	-	103,863	103,863
Deferred charges	-	-	1,137	1,137
Goodwill	-	-	4,365	4,365
	-	-	109,365	109,365

The Company recorded an impairment loss of $188,995 on its six initial vessels as of September 30, 2011, thus reducing the vessels' carrying value and their respective unamortized dry-docking costs at September 30, 2011 from $291,264 and $2,731, respectively, to $103,863 and $1,137, respectively (see Notes 9 and 11). The Company recorded an impairment loss on its goodwill as of September 30, 2011, thus reducing its goodwill at September 30, 2011 to $4,365 (Note 10).